UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported):  February 12, 2016

B2R Finance Depositor L.P.
Name of Securitizer

Commission File Number of securitizer:  None

Central Index Key Number of securitizer:  0001649872

Eli Novey, Corporate Controller & Treasurer, B2R Finance Depositor L.P., (212) 235.2409
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _____

Central Index Key Number of issuing entity (if applicable): _____

Central Index Key Number of underwriter (if applicable): _____

_______________________________________________
 (Exact name of issuing entity as specified in its charter)

________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

B2R Finance Depositor L.P., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities transactions sponsored by it with outstanding securities held by non-affiliates during the reporting period:  (i) B2R Mortgage Trust 2015-1 and (ii) B2R Mortgage Trust 2015-2.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

B2R FINANCE DEPOSITOR L.P. (Securitizer)

By:	B2R Finance Depositor GP LLC, its general partner

By:	/s/ Darren Thompson
Name: Darren Thompson
Title: Chief Financial Officer

Date:  February 12, 2016